Warrants reserve (Details) - $ / shares	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Warrants Reserve
Number of warrants, beginning	41,970,074	23,681,052
Weighted average exercise price per share, beginning	$ 0.72	$ 0.94
Weighted average remaining contractual life	2 years 9 months 18 days	3 years 7 months 6 days	3 years 9 months 18 days
Number of warrants, Warrants issued		18,576,923
Weighted average exercise price per share, Warrants issued		$ 0.44
Number of warrants, Warrants expired		(287,901)
Weighted average exercise price per share, Warrants expired	$ 1.21	$ 0.93
Number of warrants, Warrants expired	(3,002,037)
Number of warrants, ending	38,968,037	41,970,074	23,681,052
Weighted average exercise price per share, ending	$ 0.68	$ 0.72	$ 0.94